Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 02, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	May 31, 2022	May 02, 2022	Apr. 26, 2022	Dec. 31, 2020
Accounting Policies [Line Items]
Cash equivalents		$ 0		$ 0				$ 0
Term of restricted investments		185 days		185 days
Temporary equity shares, outstanding		5,750,000		5,750,000				5,750,000
Unrecognized income tax benefits		$ 0		$ 0
Accrued for interest and penalties		0		0
Cash		93,320		217,409				$ 978
Investment Income, Interest		13,000
Tax obligations		2,300,000		82,000
Offering costs paid by sponsor		$ 25,000		25,000
Debt face amount				$ 116,000	$ 116,000
Stock issued during period, shares, new issues	5,750,000
Debt conversion price per share		$ 10		$ 10
Subsequent Event [Member] | Sponsor [Member] | Extension Note [Member]
Accounting Policies [Line Items]
Debt face amount						$ 167,032.54
Subsequent Event [Member] | Sponsor [Member] | Working Capital Loans [Member]
Accounting Policies [Line Items]
Debt face amount						$ 424,770
Debt conversion price per share						$ 10
Subsequent Event [Member] | Additional Contributions [Member] | Sponsor [Member]
Accounting Policies [Line Items]
Loan Contribution Per Common Stock						$ 0.033	$ 0.033
Common Stock [Member]
Accounting Policies [Line Items]
Stock issued during period, shares, new issues			247,000	247,000
Common Stock [Member] | IPO [Member]
Accounting Policies [Line Items]
Stock issued during period, shares, new issues	5,750,000	0
Warrant [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share		2,998,500		2,998,500
Minimum [Member]
Accounting Policies [Line Items]
Cash with federal deposit insurance corporation		$ 250,000		$ 250,000